Segment Informations (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Operating revenues	R$ 144,857	R$ 126,374	R$ 100,199
Interest margin	87,211	75,209	50,053
Revenues from banking services and bank charges	46,378		38,557
Income related to insurance and private pension operations before claim and selling expenses	5,938	5,354	4,488
Other revenues	5,330	3,487	7,101
Cost of Credit	(27,737)	(12,779)	(24,626)
Claims	(1,550)	(1,600)	(1,354)
Operating margin	115,570	111,995	74,219
Other operating income (expenses)	(78,037)	(69,764)	(68,989)
Non-interest expenses	(69,164)	(62,549)	(64,207)
Tax expenses for ISS, PIS and COFINS and Other	(9,545)	(8,379)	(6,181)
Share of profit or (loss) in associates and joint ventures	672	1,164	1,399
Income before income tax and social contribution	37,533	42,231	5,230
Income tax and social contribution	(6,796)	(13,847)	9,834
Non-controlling interest in subsidiaries	(1,035)	(1,624)	3,832
Net income	29,702	26,760	18,896
Net income
Total liabilities	2,146,097	1,904,730	1,864,726
Investments in associates and joint ventures	7,443	6,121	15,570
Fixed assets, net	7,767	6,963	6,937
Goodwill and Intangible assets, net	23,114	21,110	17,330
Interest and similar income and expenses	51,758	40,811	59,948
Net gains (loss) on investment securities and derivatives	34,173	6,553	16,678
Results from foreign exchange operation	1,280	2,689	1,417
Depreciation and amortization expenses	5,750	5,064	5,548
Commissions and Banking Fees	46,378	42,324	38,557
Retail Banking [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	90,509	75,443	72,680
Interest margin	54,881	43,042	41,818
Revenues from banking services and bank charges	26,787		23,918
Income related to insurance and private pension operations before claim and selling expenses	8,841	7,232	6,944
Cost of Credit	(29,908)	(18,278)	(21,247)
Claims	(1,538)	(1,591)	(1,345)
Operating margin	59,063	55,574	50,088
Other operating income (expenses)	(43,512)	(40,116)	(40,221)
Non-interest expenses	(37,302)	(35,031)	(35,310)
Tax expenses for ISS, PIS and COFINS and Other	(6,210)	(5,085)	(4,911)
Income before income tax and social contribution	15,551	15,458	9,867
Income tax and social contribution	(4,594)	(5,593)	(3,071)
Non-controlling interest in subsidiaries	45	(330)	(175)
Net income	11,002	9,535	6,621
Total liabilities	1,455,227	1,252,211	1,218,977
Investments in associates and joint ventures	2,114	2,008	2,012
Fixed assets, net	5,781	5,420	4,587
Goodwill and Intangible assets, net	8,660	8,371	4,978
Commissions and Banking Fees		25,169
Wholesale Banking [member]
IfrsStatementLineItems [Line Items]
Operating revenues	49,229	38,228	32,187
Interest margin	34,701	24,005	19,883
Revenues from banking services and bank charges	14,143		11,911
Income related to insurance and private pension operations before claim and selling expenses	385	406	393
Cost of Credit	(2,392)	(1,956)	(8,968)
Claims	(11)	(9)	(8)
Operating margin	46,826	36,263	23,211
Other operating income (expenses)	(19,482)	(17,743)	(16,133)
Non-interest expenses	(17,019)	(15,699)	(14,592)
Tax expenses for ISS, PIS and COFINS and Other	(2,463)	(2,044)	(1,541)
Income before income tax and social contribution	27,344	18,520	7,078
Income tax and social contribution	(9,076)	(6,799)	(1,893)
Non-controlling interest in subsidiaries	(825)	(591)	601
Net income	17,443	11,130	5,786
Total liabilities	1,102,834	945,311	915,253
Fixed assets, net	1,282	997	806
Goodwill and Intangible assets, net	9,062	9,557	9,901
Commissions and Banking Fees		13,817
Market And Corporation [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	2,983	11,930	9,918
Interest margin	2,979	11,099	8,394
Revenues from banking services and bank charges	177		1,401
Income related to insurance and private pension operations before claim and selling expenses	(173)	(53)	123
Cost of Credit			6
Operating margin	2,983	11,930	9,924
Other operating income (expenses)	(374)	(1,055)	(650)
Non-interest expenses	(312)	(478)	(287)
Tax expenses for ISS, PIS and COFINS and Other	(62)	(577)	(363)
Income before income tax and social contribution	2,609	10,875	9,274
Income tax and social contribution	(14)	(3,997)	(3,099)
Non-controlling interest in subsidiaries	(254)	(664)	(46)
Net income	2,341	6,214	6,129
Total liabilities	144,379	105,190	108,432
Investments in associates and joint ventures	4,798	4,338	13,879
Commissions and Banking Fees		884
Ita Unibanco SA [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	142,721	125,601	114,785
Interest margin	92,561	78,146	70,095
Revenues from banking services and bank charges	41,107		37,230
Income related to insurance and private pension operations before claim and selling expenses	9,053	7,585	7,460
Cost of Credit	(32,300)	(20,234)	(30,209)
Claims	(1,549)	(1,600)	(1,353)
Operating margin	108,872	103,767	83,223
Other operating income (expenses)	(63,368)	(58,914)	(57,004)
Non-interest expenses	(54,633)	(51,208)	(50,189)
Tax expenses for ISS, PIS and COFINS and Other	(8,735)	(7,706)	(6,815)
Income before income tax and social contribution	45,504	44,853	26,219
Income tax and social contribution	(13,684)	(16,389)	(8,063)
Non-controlling interest in subsidiaries	(1,034)	(1,585)	380
Net income	30,786	26,879	18,536
Total liabilities	2,300,224	2,010,442	1,964,880
Investments in associates and joint ventures	6,912	6,346	15,891
Fixed assets, net	7,063	6,417	5,393
Goodwill and Intangible assets, net	17,722	17,928	14,879
Commissions and Banking Fees		39,870
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	2,136	773	(14,586)
Interest margin	(5,350)	(2,937)	(20,042)
Revenues from banking services and bank charges	5,271		1,327
Income related to insurance and private pension operations before claim and selling expenses	(3,115)	(2,231)	(2,972)
Other revenues	5,330	3,487	7,101
Cost of Credit	4,563	7,455	5,583
Claims	(1)		(1)
Operating margin	6,698	8,228	(9,004)
Other operating income (expenses)	(14,669)	(10,850)	(11,985)
Non-interest expenses	(14,531)	(11,341)	(14,018)
Tax expenses for ISS, PIS and COFINS and Other	(810)	(673)	634
Share of profit or (loss) in associates and joint ventures	672	1,164	1,399
Income before income tax and social contribution	(7,971)	(2,622)	(20,989)
Income tax and social contribution	6,888	2,542	17,897
Non-controlling interest in subsidiaries	(1)	(39)	3,452
Net income	(1,084)	(119)	360
Total liabilities	(154,127)	(105,712)	(100,154)
Investments in associates and joint ventures	531	(225)	(321)
Fixed assets, net	704	546	1,544
Goodwill and Intangible assets, net	R$ 5,392	3,182	R$ 2,451
Commissions and Banking Fees		R$ 2,454